Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax asset	$ 2,768,000	$ 1,744,000	$ 740,000
Valuation allowance	(2,768,000)	(1,744,000)	(740,000)
Deferred Tax Assets, Net, Total	$ 0	$ 0	$ 0